Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and Other Receivables Text Block [Abstract]
Discount and return provision amounts		$ 13,443	$ 7,345
Receivable	[1]	12,065	10,030
Trade receivables		2,547	11,973
Trade Receivables [Member]
Disclosure of Trade and Other Receivables Text Block [Abstract]
Receivable		10,768	8,755
Other Receivable [Member]
Disclosure of Trade and Other Receivables Text Block [Abstract]
Receivable		$ 1,297	$ 1,275

[1]	Total impairment balance is comprised of $10,768 (2021: $8,755) for trade receivables and $1,297 (2021: $1,275) for other receivables.